SUMMARY OF EXCHANGE OF CURRENCY RATES (Details)	Jun. 30, 2021	Dec. 31, 2020
Year-End RMB [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Foreign currency exchange rate, translation	0.064586	0.070343
Annual-Average RMB [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Foreign currency exchange rate, translation	0.064719	0.070650